Investments Held and Payables Owed by the Master Trust (Details) - Disney Hourly Savings and Investment Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net Asset Available for Benefit	$ 1,896,940	$ 1,553,431
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	18,029,697	15,609,917
Dividends Receivable	8,163	5,886
Payables	(1,412)	(541)
Net Asset Available for Benefit	18,036,448	15,615,262
EBP, Nonconsolidated, Master Trust | Disney Stock Funds
EBP, Master Trust [Line Items]
Investments at Fair Value	1,231,266	1,303,430
EBP, Nonconsolidated, Master Trust | Registered Investment Companies
EBP, Master Trust [Line Items]
Investments at Fair Value	2,162,819	2,182,540
EBP, Nonconsolidated, Master Trust | Collective Investment Trusts
EBP, Master Trust [Line Items]
Investments at Fair Value	$ 14,635,612	$ 12,123,947